Income taxes (Details Textuals) (CAD)	Jun. 30, 2012	Jun. 30, 2011
Tax Credit Carryforward [Line Items]
Operating losses	60,465,925	60,762,821
Capital operating losses
Tax Credit Carryforward [Line Items]
Operating losses	42,617,000	41,829,000
Non capital operating losses
Tax Credit Carryforward [Line Items]
Operating losses	17,895,000	15,288,000